Leases - Lease Amounts Included in Consolidated Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease income - sales-type and direct financing leases
Sales-type lease selling price	$ 1,357	$ 1,509
Less: Carrying value of underlying assets	439	591
Gross profit	917	918
Interest income on lease receivables	249	303
Total sales-type and direct financing lease income	1,166	1,221
Lease income - operating leases	260	324
Variable lease income	115	56
Total lease income	$ 1,541	$ 1,601